Property and equipment, net, textual (Details) - 12 months ended Dec. 31, 2014 - Partially Owned Properties [Member] € in Thousands, $ in Thousands	USD ($)	EUR (€)
Property, Plant and Equipment [Line Items]
Land	$ 2,489	€ 2,000
Percentage of payment to acquire land, joint purchase	33.33%
Payments to acquire land held-for-use	$ 886